Debt - Interest Rates and Fees (Details)			3 Months Ended	12 Months Ended
	Jun. 29, 2021	Jan. 29, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Senior Facilities
Debt Instrument [Line Items]
Commitment fee (as a percent)	0.50%	0.50%
Borrowing interest rate			9.25%	9.25%	8.25%
ABR Borrowings
Debt Instrument [Line Items]
Borrowing interest rate	6.25%	6.25%
Eurocurrency Borrowings
Debt Instrument [Line Items]
Borrowing interest rate	7.25%	7.25%
Federal funds rate | Senior Facilities
Debt Instrument [Line Items]
Interest rate, floor	0.50%	0.50%
LIBOR | Senior Facilities
Debt Instrument [Line Items]
Interest rate, floor	1.00%	1.00%
Spread on variable rate	1.00%	1.00%